Share capital (Details)			12 Months Ended
	Oct. 28, 2024 shares	Jan. 25, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Nov. 26, 2024	Sep. 30, 2024 $ / shares shares	Jul. 31, 2024 $ / shares	Mar. 31, 2023 shares
Share capital
Number of shares issued			178,542		605,789		0
Number of shares outstanding			178,542		605,789		0
Issuance of shares, reverse takeover transaction (in shares)			2,000
Par value | $ / shares			$ 359.25		$ 0	$ 0
Gain on debt settlement | $			$ 281,500
Services rendered | $			$ 1,000,000
Reverse Merger Agreement
Share capital
Stock ratio				0.013
Issuance of shares, reverse takeover transaction (in shares)	26,667
Psyence Group Inc
Share capital
Issuance of shares, reverse takeover transaction (in shares)		66,667	66,667
NCAC
Share capital
Issuance of shares, reverse takeover transaction (in shares)		5,946
Consideration shares issued to NCAC shareholders		103,929
Accounts payable | $		$ 2,136,340
Par value | $ / shares		$ 359.25
Third party advisors
Share capital
Consideration shares issued to NCAC shareholders		7,946